Supplemental Disclosures of Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

NOTE 19—SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the six months ended June 30, 2020 and 2019 were as follows:

	For the Six Months Ended June 30,
	2020	2019
Interest paid	$243,063	$423,539
Income tax paid	$-	$-

Business Combinations:
Current Assets	$1,734,663	$3,308,301
Property and equipment	$157,052	$207,604
Working capital adjustment receivable	$-	$553,643
Assumed liabilities	$(3,195,726)	$(4,668,977)
Goodwill	$1,720,726	$6,381,715
Net cash acquired in acquisition of Goedeker	$1,501,285	$1,285,214
Financing:
Due to seller (cash paid to seller day after closing)	$233,000	-
Term Loan	$-	$1,500,000
Debt discount financing costs	-	(178,000)
Warrant feature upon issuance of term loan	-	(229,244)
Term loan, net	$-	$1,092,756

Line of Credit	$-	$754,682
Debt discount on line of credit	-	(128,682)
Issuance of common shares on promissory note	-	(137,500)
Line of Credit, net	$-	$488,500

Promissory Notes	$855,000	$714,286
Promissory Note original issue and debt discount	-	(79,286)
Warrants issued in conjunction with notes payable		(292,673)
Promissory Note, net	$855,000	$342,327

9% Subordinated Promissory Note	$-	$4,700,000
Debt discount financing costs	-	(215,500)
9% Subordinated Promissory Note, net	$-	$4,484,500

Warrant liability	$-	$229,244
Common stock	415	-
Additional Paid in Capital	$829,585	$430,173

NOTE 20—SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ended December 31, 2019 and 2018 were as follows:

	For the Year Ended December 31,
	2019	2018
Interest paid	$706,784	$811,854
Income tax paid	-	-

Business Combinations:
Current Assets	$3,412,296	$-
Property and equipment	216,286	-
Intangibles	2,117,000	-
Goodwill	4,976,016	-
Assumed liabilities	(6,238,183)	-
9% Subordinated Promissory Note, net of debt discount of $1,277,602	(3,422,398)	-
Contingent note payable	(81,494
Non-controlling interest	(979,523)	-
Cash acquired in acquisition of Goedeker	$-	$-
Financing:
Term Loan	$1,500,000	$-
Debt discount financing costs	(178,000)	-
Warrant feature upon issuance of term loan	(229,244)	-
Term loan, net	$1,092,756	$-

Line of Credit	$754,682	$-
Debt discount on line of credit	(128,682)	-
Issuance of common shares on promissory note	(137,500)	-
Line of Credit, net	$488,500	$-

Convertible Promissory Note	$714,286	$-
Convertible Promissory Note original issue and debt discount	(79,286)	-
Warrants issued in conjunction with convertible promissory note	(292,673)	-
Convertible Promissory Note, net	$(342,327)	$-

Warrant liability	229,244	-
Additional Paid-in Capital – common shares and warrants issued	$430,173	$-

Operating lease, ROU assets and liabilities	$2,924,157	$-